                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                               February 19, 1999
Fellow Partner:

     Enclosed is the Annual Report of Chestnut Street Exchange Fund for the year ended December 31, 1998.

     Our Fund earned $3.76 per share from net investment income for a share outstanding throughout 1998, compared to $3.29 per share earned in 1997. Net investment income increased principally because of the reduction of 1/10th of 1% in the advisory fee, which is based on market value of the portfolio. (See Note B to the financial statements.) Total distributions from net investment income applicable to 1998, amounted to $3.77 per share including $1.52 per share distributed in January 1999.

     Long-term capital gains (federal income tax basis) realized in 1998 amounted to $3.01 per share. It is our policy, effective when the Fund adopted regulated investment company status for federal income tax purposes as of January 1, 1998, not to make cash distributions of capital gains. Instead, the gains would be allocated to partners of record at year-end, together with a tax credit representing the federal tax on the gains paid by the Fund. The tax basis of each partner's interest in the Fund is increased by the retained capital gain and reduced by the tax credit. Although capital gains must still be reported as income in the partner's federal income tax return, the federal tax credit for the taxes paid by the Fund can be used to reduce any income tax due.

     With respect to 1998 capital gains, however, a variance from the new policy is required. A capital gain of $2.95 per share was allocated to each partner along with a tax credit of $1.03 per share. In addition, a capital gain distribution of approximately $0.06 per share, arising from a 1998 transaction will be paid to the partners (or reinvested if applicable) in 1999 and reported as taxable in 1999.

     After providing for the January 1999 distribution, the net asset value per partnership share at the end of 1998 was $347.51 (a new quarter-end high) compared to $293.03 at the end of 1997.

     Since our last report, First Chicago NBD Corp. merged into BANC ONE CORPORATION, NationsBank Corp. merged into BankAmerica Corp. (New), after acquiring the old BankAmerica Corp. and Norwest Corp. changed its name to Wells Fargo & Co., after acquiring Wells Fargo & Co. Our holdings in BetzDearborn, Inc. were sold to Hercules, Inc. and 12.77% of our investment in AMP, Inc. was tendered to the Company. The shares of Microsoft Corp. were purchased.

     Data on the performance of our Fund since inception and comparisons to leading stock market indices appear in the accompanying Investment Adviser's Report.

     Your questions or comments concerning Chestnut Street Exchange Fund are welcomed.

                                           Yours sincerely,

                                           Robert R. Fortune signature

                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     The stock market turned in another banner investment year. For the fourth year, inflation was low, interest rates fell, and productivity increased, but investment results heavily favored large capitalization stocks. In general, small capitalization stocks posted losses for the year.

     According to Lipper Analytical Services, the average U.S. equity mutual fund last year returned 11.9%, significantly behind the market. Chestnut Street Exchange Fund returned 20.3%.

                                COMPARATIVE DATA

                                                       CSEF        DJIA      S&P 500
                                                      -------    --------    --------
Market Value 12/31/98...............................  $347.51    $9181.43    $1229.23
Market Value 12/31/97...............................   293.03     7908.25      970.43
% Increase in 1998..................................     18.6%       16.1%       26.7%
1998 Distributions..................................  $  4.80*   $ 151.13    $  16.20
Total Return 1998...................................     20.3%       18.0%       28.4%
Market Value 12/29/76...............................  $ 25.00      994.93      106.34
% Increase 1976-1998................................   1290.0%      822.8%     1055.9%
Distributions 1976-1998.............................  $ 56.21    $1856.23    $ 220.15
Total Return 1976-1998..............................   1517.0%     1009.4%     1263.0%

     * Representing $3.77 actual distributions and $1.03 income tax credit.

     During 1998, large capitalization stocks again significantly outperformed mid-sized and smaller stocks, topping a weaker relative third quarter with a strong finish in the fourth quarter. International stocks significantly outperformed domestic stocks, although emerging markets were again negative for the year.

     Within the various investing styles, growth stocks significantly outperformed value stocks in all three size categories. The Russell 1000 Growth Index gained 38.71% for the year versus 15.63% for the Russell 1000 Value Index. The performance gap for the Russell Mid-Cap Growth and Value Indices was also wide, while the Russell 2000 Growth and Value Indices were closer, through returns were far below the larger indices at 1.23% for the Growth Index versus -6.45% for Value.

     Chestnut Street Exchange Fund's overweight in technology helped the Fund's performance in 1998; technology was the best performing sector in the market. The Fund's overweight in consumer cyclicals, the market's second best performing sector, also helped as did the Fund's underweight in energy, the market's second worst sector. However, the Fund's overweight in basic materials hurt performance; basic materials were the market's worst sector in 1998. An overweight in poor-performing transportation stocks also hurt, as did an overweight in poor performing finance stocks.

January 14, 1999                  BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                               DECEMBER 31, 1998

  SHARES                                         VALUE
----------                                    ------------
                                      COMMON STOCKS--98.7%
             AUTO & AUTO PARTS--0.5%
    61,948   Genuine Parts Company.....       $  2,071,386
                                              ------------
             BANKS--9.2%
    49,826   BANC ONE CORPORATION......          2,544,240
   208,286   BankAmerica Corp. (New)...         12,523,196
    97,200   First Union Corp..........          5,910,975
    40,000   Morgan (J.P.) Co., Inc....          4,202,500
   314,532   Wells Fargo & Co..........         12,561,622
                                              ------------
                                                37,742,533
                                              ------------
             BUILDING MATERIALS &
               FOREST PRODUCTS--1.2%
    45,130   Armstrong World
               Industries, Inc.........          2,721,903
    45,830   Weyerhaeuser Company......          2,328,737
                                              ------------
                                                 5,050,640
                                              ------------
             BUSINESS PRODUCTS &
               SERVICES--1.7%
     4,355*  ACNielsen Corporation.....            123,028
    50,647   Dun & Bradstreet
               Corporation.............          1,598,546
    68,416   Harland (John H.) Co......          1,081,828
    52,000   Minnesota Mining &
               Manufacturing Company...          3,698,500
    16,882   Nielsen Media
               Research Inc............            303,876
    10,129   R. H. Donnelley Corp......            147,504
                                              ------------
                                                 6,953,282
                                              ------------
             CAPITAL GOODS--0.1%
     4,800   Newport News Shipbuilding,
               Inc.....................            160,500
                                              ------------
             CHEMICALS--3.3%
   193,400   Air Products &
               Chemicals, Inc..........          7,736,000
   208,000   Cabot Corporation.........          5,811,000
                                              ------------
                                                13,547,000
                                              ------------
             CONSUMER NON-DURABLES &
               SERVICES--5.2%
   118,953*  Cendant Corp..............          2,267,541
   283,411   Coca-Cola (The) Company...         18,953,111
                                              ------------
                                                21,220,652
                                              ------------
             CONTAINERS--0.5%
    67,148   Crown Cork & Seal Company,
               Inc.....................          2,068,998
                                              ------------

  SHARES                                         VALUE
----------                                    ------------
             DIVERSIFIED
               COMPANIES--0.1%
    34,180   Ikon Office Solutions,
               Inc. ...................       $    292,666
             DRUGS & MEDICAL--22.2%
   243,928   Abbott Laboratories,
               Inc.....................         11,952,472
    39,177   Baxter International,
               Inc.....................          2,519,571
    50,647   IMS Health, Inc...........          3,820,683
   403,668   Johnson & Johnson, Inc....         33,857,653
   203,995   Merck & Company, Inc......         30,127,511
   124,000   SmithKline Beecham p.l.c.
               ADR.....................          8,618,000
                                              ------------
                                                90,895,890
                                              ------------
             ELECTRICAL EQUIPMENT--6.3%
   202,185   Emerson Electric
               Company.................         12,649,199
   128,000   General Electric
               Company.................         13,064,000
                                              ------------
                                                25,713,199
                                              ------------
             ELECTRONICS--23.5%
    92,056   AMP, Inc..................          4,792,666
    44,596   Hewlett-Packard Company...          3,046,464
   539,676   Intel Corp................         63,985,335
    42,130   Lucent Technologies,
               Inc.....................          4,634,300
    27,700*  Microsoft Corp............          3,841,644
   119,118   Motorola, Incorporated....          7,273,643
   159,207   Raytheon Company..........          8,477,773
                                              ------------
                                                96,051,825
                                              ------------
             ENTERTAINMENT--1.5%
   204,000   Walt Disney Company.......          6,120,000
                                              ------------
             FOOD PROCESSING &
               DISTRIBUTION--3.8%
    97,500   Hershey Foods Corp........          6,063,281
   174,000   Philip Morris Cos.,
               Inc.....................          9,309,000
                                              ------------
                                                15,372,281
                                              ------------
             INSURANCE &
               FINANCIAL--4.7%
    44,000   Aetna, Inc................          3,459,500
    43,930   American Express
               Company.................          4,491,843
    36,084   CIGNA Corp................          2,789,744
    70,000   Fannie Mae................          5,180,000
    58,176   Marsh & McLennan
               Companies, Inc..........          3,399,660
                                              ------------
                                                19,320,747
                                              ------------
             LODGING & RESTAURANT--1.9%
   101,234   McDonald's Corporation....          7,757,055
                                              ------------

                 See Accompanying Notes to Financial Statements

                      STATEMENT OF NET ASSETS (CONCLUDED)

  SHARES                                         VALUE
----------                                    ------------
                                 COMMON STOCKS (CONTINUED)
             NATURAL GAS
               TRANSMISSION--0.2%
    24,000   Tenneco, Inc..............       $    817,500
                                              ------------
             OFFICE EQUIPMENT--0.9%
    20,942   International Business
               Machines Corporation....          3,869,035
                                              ------------
             PAPER--0.7%
    49,638   Consolidated Papers,
               Inc.....................          1,365,045
    55,432   Westvaco Corp.............          1,486,271
                                              ------------
                                                 2,851,316
                                              ------------
             PETROLEUM--2.1%
    27,000   Atlantic Richfield Co.....          1,761,750
    35,886   Burlington Resources,
               Inc.....................          1,285,167
    77,648   Exxon Corp................          5,678,010
                                              ------------
                                                 8,724,927
                                              ------------

             PETROLEUM EQUIPMENT &
               SERVICES--0.7%
    60,432   Schlumberger, Ltd.........          2,787,426
                                              ------------
             POLLUTION CONTROL--0.8%
   114,556   Browning Ferris
               Industries, Inc.........          3,257,686
                                              ------------
             RETAIL--GENERAL &
               SPECIALTY--4.2%
   116,772   Albertson's, Inc..........          7,436,917
   117,200   CVS Corp..................          6,446,000
    16,870*  Footstar, Inc.............            421,750
    60,000   Penney (J.C.)
               Company, Inc............          2,812,500
                                              ------------
                                                17,117,167
                                              ------------
             TELEPHONE UTILITIES--2.0%
   124,355   GTE Corp..................          8,083,075
                                              ------------

  SHARES                                         VALUE
----------                                    ------------
             TRANSPORTATION--1.4%
   119,796   Burlington Northern,
               Inc.....................       $  4,043,115
    40,000   Union Pacific Corp........          1,802,500
                                              ------------
                                                 5,845,615
                                              ------------
             Total Common Stocks
                   (Cost
               $51,920,994)............        403,692,401
                                              ------------
   PAR
----------
           SHORT-TERM OBLIGATIONS--1.9%
$7,900,000   Federal Home Loan Bank
               Commercial Paper, 4.30%,
               01/04/99
               (Cost $7,897,170).......       $  7,897,170
                                              ------------
TOTAL INVESTMENT IN SECURITIES
  (Cost $59,818,164).............100.6%        411,589,571
Other liabilities in excess of other
assets...........................  (.6%)       (2,570,706)
                                 -----        ------------
NET ASSETS (Applicable to 1,176,990
partnership  shares
outstanding).....................100.0%       $409,018,865
                                 ======       ============

NET ASSET VALUE PER SHARE..............       $     347.51
                                              ============
NET ASSETS APPLICABLE TO SHARES OWNED BY:
Limited partners
(1,171,604 shares)

  SHARES                                         VALUE
----------                                    ------------
                                              $407,147,162
Managing general partners   (5,386
shares)................................          1,871,703
                                              ------------
Total net assets
(1,176,990 shares)
                                              $409,018,865
                                              ============

---------------
* Non-Income Producing

                 See Accompanying Notes to Financial Statements

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:
  Dividends...............................   $ 5,557,888
  Interest................................       303,071
                                             -----------
        Total Income......................     5,860,959
                                             -----------
Expenses:
  Investment advisory fee.................     1,230,253
  Managing general partners' compensation
    and officer's salary..................        57,520
  Legal...................................        40,000
  Custodian fees..........................        25,929
  Audit...................................        25,200
  Transfer Agent..........................        14,958
  Insurance...............................         1,109
  Printing................................        16,502
  Miscellaneous...........................         8,001
  Taxes...................................           929
                                             -----------
      Total Expenses......................     1,420,401
                                             -----------
        Net Investment Income.............     4,440,558
                                             -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Realized gain from security
    transactions: distributed upon
    redemption of partnership shares......     5,281,796
  Realized gain on investment securities
    not distributed to partnership             3,474,553
    shares................................

  Unrealized appreciation of investments:
    Beginning of year.......  $294,570,111
    End of year.............   351,771,407
                              ------------
                                              57,201,296
                                             -----------
        Net realized and unrealized gain
          on investments..................    65,957,645
                                             -----------
    Federal income tax on realized gain
      not distributed to partnership          (1,216,094)
      shares..............................
                                             -----------
    Net increase in net assets resulting
      from operations.....................   $69,182,109
                                             ===========

                      STATEMENTS OF CHANGES IN NET ASSETS
                            YEARS ENDED DECEMBER 31,

                                 1998           1997
                             ------------   ------------
INCREASE IN NET ASSETS:
  OPERATIONS:
    Net investment income..  $  4,440,558   $  3,998,930
    Net realized gain from
      security transactions
      (for federal income
      tax purposes net gain
      is $3,538,300 and
      $635,794)............     3,474,553        635,807
    Excess of market value
      over book value of
      securities
      distributed upon
      redemption of
      partnership shares...     5,281,796     11,356,550
    Increase in unrealized
      appreciation of
      investments..........    57,201,296     50,408,603
    Federal income tax on
      realized gain not
      distributed to
      partnership shares...    (1,216,094)             0
                             ------------   ------------
    Net increase in net
      assets resulting from
      operations...........    69,182,109     66,399,890
                             ------------   ------------
  DISTRIBUTIONS TO PARTNERS
    FROM:
    Net investment income..    (4,453,148)    (3,987,287)
    Net realized gains
      (federal income tax
      basis)...............             0       (191,984)
                             ------------   ------------
    Total distributions to
      partners.............    (4,453,148)    (4,179,271)
                             ------------   ------------
  CAPITAL SHARE
    TRANSACTIONS:
    Net asset value of
      1,206 and 3,501
      shares subscribed or
      issued in lieu of
      cash distributions...       365,991        872,908
    Cost of 24,026 and
      51,856 shares
      repurchased..........    (7,658,499)   (14,706,454)
                             ------------   ------------
    Decrease in net assets
      from capital share
      transactions.........    (7,292,508)   (13,833,546)
                             ------------   ------------
    Total increase in net
      assets...............    57,436,453     48,387,073
  NET ASSETS:
    Beginning of year......   351,582,412    303,195,339
                             ------------   ------------
    End of year............  $409,018,865   $351,582,412
                             ============   ============

                 See Accompanying Notes to Financial Statements

                         CHESTNUT STREET EXCHANGE FUND

                              FINANCIAL HIGHLIGHTS

          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------------
                                                 1998       1997       1996       1995       1994
                                               --------   --------   --------   --------   --------
Net Asset Value, Beginning of Year...........  $ 293.03   $ 242.91   $ 194.26   $ 144.43   $ 142.79
                                               --------   --------   --------   --------   --------
Income From Investment Operations:
  Net investment income......................      3.76       3.29       3.36       3.22       3.07
  Net gains on securities (both realized and
    unrealized)..............................     54.49      50.27      51.18      49.82       4.27
                                               --------   --------   --------   --------   --------
       Total from investment operations......     58.25      53.56      54.54      53.04       7.34
                                               --------   --------   --------   --------   --------
Less Distributions:
  Distributions from net investment income...     (3.77)     (3.28)     (3.36)     (3.21)     (3.07)
  Distributions from realized gains
    (federal income tax basis)...............      0.00      (0.16)     (2.53)      0.00      (2.63)
                                               --------   --------   --------   --------   --------
       Total distributions...................     (3.77)     (3.44)     (5.89)     (3.21)     (5.70)
                                               --------   --------   --------   --------   --------
Net Asset Value, End of Year.................  $ 347.51   $ 293.03   $ 242.91   $ 194.26   $ 144.43
                                               ========   ========   ========   ========   ========
Total Return.................................     20.25%     22.11%     28.09%     36.88%      5.19%
Ratios/Supplemental Data:
  Net Assets, End of Year (000's)............  $409,019   $351,582   $303,195   $251,995   $191,348
  Ratios to average net assets:
    Operating expenses.......................      0.38%      0.50%      0.51%      0.52%      0.54%
    Net investment income....................      1.18%      1.17%      1.55%      1.84%      2.11%
  Portfolio Turnover Rate....................      0.76%      1.26%      3.92%      0.00%      3.88%

                See Accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

(A) Chestnut Street Exchange Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. Significant accounting policies are as follows:
    Investments are stated at value in the accompanying financial statements. Securities listed on a securities exchange are valued at the close of trading on December 31, 1998 for each security. Securities not so listed or not traded on that date are valued at the latest bid price. Short-term obligations are valued at amortized cost which approximates market. Security transactions are accounted for on the trade date. The cost of investments sold or redeemed in kind is determined by the use of the specific identification method for both financial reporting and income tax purposes. For securities received in the Exchange at inception of the Fund in 1976, cost for financial reporting purposes is the value of the securities as used in the Exchange and for income tax purposes, the tax basis of the individual investor. Interest income is recorded on an accrual basis; dividend income is recorded on ex-dividend date. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make the requisite distribution of taxable investment income and capital gains to its shareholders which will relieve it from all or substantially all federal income and excise taxes. However, commencing in 1998, the Fund does not intend to distribute long-term capital gains, but expects instead to retain such gains ($3,474,553 in 1998), if any, and to pay the corporate income tax rate then applicable to net long-term capital gains (35% in 1998) . On the last day of the year, common shareholders will be entitled to a proportionate credit of such tax payments, and their basis for the common shares will be increased by the amount of the undistributed gains less the tax paid by the Fund. Federal income taxes of $1,216,094 were accrued for the year ended December 31, 1998.

    In a variance from the above-stated policy, a capital gain distribution of $63,747 representing additional 1998 capital gains and equivalent to approximately $0.06 per share will be paid to the partners (or reinvested if applicable) in 1999 and reported as taxable in 1999.

    The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(B) Effective January 1, 1998, the Fund changed its tax status from a partnership to a regulated investment company. The change results from the enactment of the "Publicly Traded Partnership" rules to the Internal Revenue Code in 1987, which first applied to the Fund after 1997. In connection with the change in tax status, effective January 1, 1998, PNC Bank N.A. ("PNC Bank") is no longer obligated to provide a non-managing general partner. A new Advisory Agreement, approved by the partners on December 18, 1997, effective January 1, 1998, provides for an advisory fee at the annual rate of 4/10ths of 1% of the first $100,000,000 of the Fund's average daily net assets plus 3/10ths of 1% of net assets exceeding $100,000,000. The annual rate of the advisory fee was formerly 5/10ths of 1% of the first $100,000,000 of the average daily net assets plus 4/10ths of 1% of net assets exceeding $100,000,000.

    PNC Bank and BlackRock Institutional Management Corporation ("BIMC" formerly known as PNC Institutional Management Corporation), a majority-owned subsidiary of PNC Bank, are co-investment advisers to the Fund pursuant to an Advisory Agreement dated January 1, 1998. In June 1998, PNC Bank and BIMC restructured their operations and BlackRock Financial Management ("BFM"), a majority-owned subsidiary of PNC Bank, assumed the rights and obligations of PNC Bank under the Advisory Agreement. The Fund pays BIMC the investment advisory fee stated above for the services of BIMC and BFM. The managing general partners each receive a fixed fee as compensation for their services. PFPC Inc., an affiliate of PNC Bank, is the Fund's transfer agent.

(C) The aggregate cost of investments for federal income tax purposes at December 31, 1998 was $48,509,500. The aggregate gross unrealized appreciation for all securities is as follows: excess of value over tax cost $363,080,071.

(D) For the period ended December 31, 1998 purchases and sales of investment securities (Excluding short-term obligations) were $2,816,745 and $3,751,200 respectively.

(E) At December 31, 1998, net assets consisted of:

     Undistributed net investment income....................  $      5,721
     Net unrealized appreciation on investments.............   351,771,407
     Other capital--paid-in or reinvested...................    57,241,737
                                                              ------------
                                                              $409,018,865
                                                              ============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Partners
of Chestnut Street Exchange Fund:

In our opinion, the accompanying statement of net assets of Chestnut Street Exchange Fund, (the "Fund"), and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Chestnut Street Exchange Fund at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 29, 1999

                     [This Page Intentionally Left Blank.]

                     [This Page Intentionally Left Blank.]

---------------------------------------------------
---------------------------------------------------
                           MANAGING GENERAL PARTNERS

                              Richard C. Caldwell
                               Robert R. Fortune
                               G. Willing Pepper
                               Langhorne B. Smith
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS

                         BlackRock Financial Management
                                      and
                            BlackRock Institutional
                             Management Corporation
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT

                                   PFPC Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750
                           (302) 791-1043 (Delaware)
---------------------------------------------------
---------------------------------------------------
---------------------------------------------------
---------------------------------------------------

                       CHESTNUT STREET EXCHANGE FUND LOGO
                                 Annual Report

                               December 31, 1998

                            Chestnut Street Exchange
                                      Fund

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 (302) 792-2555
                           Edward J. Roach, Treasurer
---------------------------------------------------
---------------------------------------------------